Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023
Bottom of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Voting right percentage	20.00%
Estimate useful lives	8 years
Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Voting right percentage	50.00%
Estimate useful lives	15 years
Computer Software [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Estimate useful lives	2 years
Computer Software [Member] | Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Estimate useful lives	5 years